13.Employee benefits (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	$ 38
Discontinued operations		$ (1,244)
Closing Balance	627	38
Current	668	887
Non-current	17,329	25,607
Employee Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	140	35
Discontinued operations		(21)
Enrollments	952	200
Revision of provisions	(8)	(2)
Separations in the period	(57)	(71)
Cumulative translation adjustment	(58)	(1)
Closing Balance	969	140
Current	342	98
Non-current	$ 627	$ 42